OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  August 31, 2010
                                                 Estimated average burden
                                                 hours per response.....18.9



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21664

                          Pioneer Series Trust III
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  July 1, 2007 through June 30, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                          Pioneer Cullen Value Fund
                          Annual Report | June 30, 2008

                          Ticker Symbols:
                          Class A   CVFCX
                          Class B   CVFBX
                          Class C   CVCFX
                          Class R   CVRFX
                          Class Y   CVFYX

[Logo]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                         2
Portfolio Summary                                             7
Prices and Distributions                                      8
Performance Update                                            9
Comparing Ongoing Fund Expenses                              14
Schedule of Investments                                      16
Financial Statements                                         22
Notes To Financial Statements                                31
Report of Independent Registered Public Accounting Firm      39
Approval of Investment Advisory Agreement                    40
Trustees, Officers and Service Providers                     44



                        Pioneer Cullen Value Fund | Annual Report | 6/30/08    1

President's Letter

Dear Shareowner,

Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing economy.

After an extended period of steady economic growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Investors in subprime mortgages were forced to mark down the value of their assets, imperiling leveraged balance sheets. The ensuing credit crunch forced central banks in the United States and Europe to assume the role of "lender of last resort" to keep credit markets functioning. Conditions worsened in the first quarter of 2008, as falling prices, margin calls and deleveraging continued and while the auction-rate preferred market seized up. By then, recession talk was widespread as concern grew that falling home prices, rising unemployment, sharply rising food and energy prices, and disruptions in financial markets posed a significant threat to economic growth. In the next few months, though, there were no further banking crises, and recession fears began to fade in light of positive economic news. However a seemingly unstoppable rise in the price of oil became a new source of recession fears.

Markets reacted poorly to the developments leading up to the near failure of Bear Stearns, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically and stock markets declining, wiping out the positive returns markets had delivered in the preceding calendar year. Treasury bond prices rose as the market underwent a classic "flight to quality." Those trends reversed in the months after the fall of Bear Stearns, as stock markets rallied, recouping much of their first-quarter losses, while Treasury bond prices declined. The stock market then reversed direction yet again, falling sharply to end June near earlier lows while Treasury bond prices ended June 2008 near end-of-year levels.

In the 12 months ending June 30, 2008, the Dow Jones Industrial Average and Standard & Poor's 500 Index each declined 13%, the NASDAQ Composite Index fell 12%, and the MSCI EAFE Developed Market Index of international stock markets fell 10%. In each case, the majority of the decline was concentrated in the month of June. Very strong performance in the second half of

2    Pioneer Cullen Value Fund | Annual Report | 6/30/08

2007, combined with performance in line with other equity indices in the most recent six months helped the MSCI Emerging Markets Index to a gain of 5% over the 12-month period. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, rose 7% over the 12 months, but the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, fell 2% as its higher coupon yield could not offset the fall in bond prices triggered by widening credit spreads.

Looking forward, the risk of a 2008 recession seems diminished, but higher commodity prices, lower real estate prices, and a weakened banking system still pose substantial risks to the real economy. On the other hand, a weak U.S. dollar and substantial fiscal and monetary stimulus are potent support for the economy. Markets remain volatile, and falling risk tolerances and deleveraging may depress asset prices in the short term, but equity and corporate bond valuations look attractive over a longer time horizon unless the U.S. economy falls into a severe and protracted recession.

Sudden swings in the markets are always to be expected, but they are difficult to time. Maintaining a long-term time horizon, being diversified, and paying attention to asset allocation are important investment principles. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective and to adhere to a strategic plan rather than letting emotion drive investment decisions.

Respectfully,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                        Pioneer Cullen Value Fund | Annual Report | 6/30/08    3

Portfolio Management Discussion | 6/30/08

Equity markets, despite some brief rallies, tumbled during the 12-months ended June 30, 2008, as weakness in the financials sector and housing market raised concerns about the strength of the domestic economy. In the following interview, James P. Cullen discusses the factors that influenced the performance of Pioneer Cullen Value Fund during the 12 months. Mr. Cullen, President of Schafer Cullen Capital Management, oversees the team responsible for the daily management of the Fund.

Q    How did the Fund perform during the 12 months ended June 30, 2008?

A Pioneer Cullen Value Fund Class A shares produced a total return of -9.22% for the fiscal year ended June 30, 2008, while the Standard & Poor's 500 Index (the S&P 500) returned -13.11% and the Russell 1000 Value Index (the Russell Index) returned -18.78% over the same 12-month period. In addition, the average return of the 551 funds in the Lipper Large-Cap Value category was -17.04% over the 12-month period ended June 30, 2008.

Q What was your principal strategy during the 12 months ended June 30, and how did it affect performance?

A Most equity prices showed sharp declines for the period in a slump that began in the financials sector over concerns about problems in housing and subprime-mortgage debt. We believe the economy has been able to stay out of recession (which is defined as two consecutive quarters of negative growth in gross domestic product) primarily because of the good results from corporations heavily involved in international commerce. In the last quarter, for example, almost 25% of the total profits of S&P 500 companies came from international business operations.

     We maintained a relatively conservative portfolio for the Fund throughout the 12 months, and this positioning helped in a very volatile market. For example, we went heavy on consumer staples stocks, where stock selection helped support the Fund's results, despite some profit taking by investors in the final six months of the annual reporting period. In general, we maintained our longer-term investment discipline, keeping the portfolio well diversified by industry and focusing on stocks with relatively low price-to-earnings ratios and excellent long-term earnings prospects. We take a five-year outlook when we invest the Fund in a company, and we expect to hold the position for an extended period of time, barring any unforeseen deterioration in company fundamentals.

4    Pioneer Cullen Value Fund | Annual Report | 6/30/08

     We established two major new positions for the Fund during the period, both in the health care sector: Johnson & Johnson and Eli Lilly. Pharmaceuticals stocks have been out of favor recently, both because of worries about pending expirations of profitable patents and because of concerns about pressure on Congress to limit Medicare reimbursements. Although the industry has underperformed, we believe the two corporations have the potential to do well, especially in a down market, because their earnings are driven by demand for medical necessities rather than for discretionary items. Johnson & Johnson, a more diversified health care products company that is less dependent on results from its pharmaceuticals operation, benefits from a well known brand name in markets throughout the world, giving it a distinctive advantage as global demand for health care products continues to grow. Eli Lilly has a new chief executive, who we believe has a realistic view of the political pressures calling for containment of health care costs. Moreover, the company has a distinctive advantage because of its relatively full pipeline of potential new drug products in development. We also were attracted by Eli Lilly's generous dividend yield and the fact that the company is small enough to make it an attractive acquisition target by other, larger companies.

     We went light on financials holdings in the Fund, but maintained a solid position in JPMorgan Chase, which we believe to be the best-managed and financially strongest of the major financial institutions. We also have maintained somewhat smaller positions for the Fund in Merrill Lynch and Morgan Stanley because of their international exposure, and because each company appears small enough to be a potential takeover target. In general, though, we believed it was difficult to evaluate the underlying value in many financials companies, and so we de-emphasized the group during the 12-month period, having sold the Fund's earlier positions in regional banks such as Wachovia, Wells Fargo and Regions Financial. The Fund took advantage of a pretty strong climate for the energy sector during the 12-month period, and benefited from good performance produced by several energy-related holdings, including the Brazilian oil company Petrobras, a relatively new position.

Q    What is your investment outlook?

A While the deceleration in U.S. economic growth is unmistakable, we think most U.S. corporations have stronger financial balance sheets than seen in earlier slumps, with many companies able to withstand weakness in the domestic economy because of their international businesses. American corporations have become very good at competing in world markets, which gives them new sources of profits and greater resilience in the face of problems in the United States.

                        Pioneer Cullen Value Fund | Annual Report | 6/30/08    5

     We believe it is important to keep a longer-term horizon and not make the mistake of reacting to the daily headlines. We have examined historical trends over the past 40 years -- during which there were six recessions -- to see what happened after significant slumps in the equity market. We have found that investors who purchased at the worst possible times (shortly before the start of the slumps) typically have captured double-digit returns over the subsequent five years, if they remained disciplined and were careful about the prices they paid for stocks.

     We intend to remain disciplined, and we continue to believe that keeping a five-year horizon and investing in fundamentally solid companies whose stock valuations are cheap will enable the Fund to do well over the longer term, despite any short-term market problems.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

6    Pioneer Cullen Value Fund | Annual Report | 6/30/08

Portfolio Summary | 6/30/08

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                        66.4%
Depositary Receipts for International Stocks              17.5%
Temporary Cash Investments                                16.1%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Consumer Staples                                          23.0%
Industrials                                               18.8%
Energy                                                    14.6%
Financials                                                14.2%
Health Care                                                8.0%
Information Technology                                     6.1%
Materials                                                  5.8%
Consumer Discretionary                                     5.2%
Telecommunication Services                                 4.3%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

 1. Petroleo Brasileiro SA                                4.70%
 2. Devon Energy Corp.                                    4.53
 3. Johnson & Johnson                                     3.66
 4. ITT Corp.                                             3.58
 5. Bunge Ltd.                                            3.49
 6. Anglo American Plc                                    3.48
 7. Kraft Foods, Inc.                                     3.43
 8. General Mills, Inc.                                   3.38
 9. Unilever N.V.                                         3.22
10. Kimberly-Clark Corp.                                  3.20

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.

                        Pioneer Cullen Value Fund | Annual Report | 6/30/08    7

Prices and Distributions | 6/30/08

Net Asset Value Per Share
--------------------------------------------------------------------------------

      Class       6/30/08                            6/30/07
        A         $ 18.97                            $ 21.21
---------------------------------------------------------------
        B         $ 18.75                            $ 20.96
---------------------------------------------------------------
        C         $ 18.72                            $ 20.95
---------------------------------------------------------------
        R         $ 18.84                            $ 21.15
---------------------------------------------------------------
        Y         $ 19.07                            $ 21.30
---------------------------------------------------------------

Distributions Per Share: 1/1/08-6/30/08
--------------------------------------------------------------------------------

               Net Investment      Short-Term       Long-Term
      Class        Income        Capital Gains    Capital Gains
        A         $ 0.2685           $ --           $ 0.0481
---------------------------------------------------------------
        B         $ 0.0822           $ --           $ 0.0481
---------------------------------------------------------------
        C         $ 0.1212           $ --           $ 0.0481
---------------------------------------------------------------
        R         $ 0.2868           $ --           $ 0.0481
---------------------------------------------------------------
        Y         $ 0.3334           $ --           $ 0.0481
---------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 9-13.

8    Pioneer Cullen Value Fund | Annual Report | 6/30/08

Performance Update | 6/30/08                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund at public offering price, compared to that of the S&P 500 Index and the Russell 1000 Value Index.

Average Annual Total Returns
(As of June 30, 2008)
----------------------------------------------------------------------------------
                                                        Net Asset  Public Offering
Period                                                 Value (NAV)   Price (POP)
----------------------------------------------------------------------------------
Life-of-Class
(7/1/00)                                                   9.40%         8.59%
5 Years                                                   12.48         11.15
1 Year                                                    -9.22        -14.43
----------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated November 1, 2007)
----------------------------------------------------------------------------------
                                                           Gross          Net
----------------------------------------------------------------------------------
                                                           1.09%         1.09%
----------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                      Pioneer Cullen       S&P      Russell 1000
                                        Value Fund      500 Index    Value Index
7/00                                      $ 9,425        $10,000      $10,000
                                          $10,341        $ 8,653      $10,897
6/02                                      $10,912        $ 7,098      $ 9,922
                                          $10,362        $ 7,115      $ 9,820
6/04                                      $12,874        $ 8,474      $11,896
                                          $15,296        $ 9,009      $13,568
6/06                                      $17,550        $ 9,786      $15,210
                                          $20,555        $11,800      $18,535
6/08                                      $18,659        $10,252      $15,055

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05. The performance of Class A shares of the Fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge (but not other differences in expenses). If all expenses of the Fund were reflected, the performance would be lower.

                        Pioneer Cullen Value Fund | Annual Report | 6/30/08    9

Performance Update | 6/30/08                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index and the Russell 1000 Value Index.

Average Annual Total Returns
(As of June 30, 2008)
--------------------------------------------------------------------------------
                                                            If           If
Period                                                     Held       Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(7/1/00)                                                   9.00%         9.00%
5 Years                                                    11.83        11.83
1 Year                                                    -9.99        -13.57
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated November 1, 2007)
--------------------------------------------------------------------------------
                                                           Gross         Net
--------------------------------------------------------------------------------
                                                           2.00%         2.00%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                      Pioneer Cullen       S&P      Russell 1000
                                        Value Fund      500 Index    Value Index
7/00                                      $10,000        $10,000      $10,000
                                          $10,970        $ 8,653      $10,897
6/02                                      $11,576        $ 7,098      $ 9,922
                                          $10,992        $ 7,115      $ 9,820
6/04                                      $13,657        $ 8,474      $11,896
                                          $16,186        $ 9,009      $13,568
6/06                                      $18,398        $ 9,786      $15,210
                                          $21,357        $11,800      $18,535
6/08                                      $19,224        $10,252      $15,055

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" results reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4.0% and declines over five years. Class B shares reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05. The performance of Class B shares of the Fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge (but not other differences in expenses). If all expenses of the Fund were reflected, the performance would be lower.

10    Pioneer Cullen Value Fund | Annual Report | 6/30/08

Performance Update | 6/30/08                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index and the Russell 1000 Value Index.

Average Annual Total Returns
(As of June 30, 2008)
--------------------------------------------------------------------------------
                                                            If           If
Period                                                     Held       Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(7/1/00)                                                   9.04%        9.04%
5 Years                                                   11.90        11.90
1 Year                                                    -9.92        -9.92
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated November 1, 2007)
--------------------------------------------------------------------------------
                                                           Gross         Net
--------------------------------------------------------------------------------
                                                           1.87%        1.87%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                      Pioneer Cullen       S&P      Russell 1000
                                        Value Fund      500 Index    Value Index
7/00                                      $10,000        $10,000      $10,000
                                          $10,970        $ 8,653      $10,897
6/02                                      $11,576        $ 7,098      $ 9,922
                                          $10,992        $ 7,115      $ 9,820
6/04                                      $13,657        $ 8,474      $11,896
                                          $16,186        $ 9,009      $13,568
6/06                                      $18,421        $ 9,786      $15,210
                                          $21,407        $11,800      $18,535
6/08                                      $19,282        $10,252      $15,055

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05. The performance of Class C shares of the Fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge (but not other differences in expenses). If all expenses of the Fund were reflected, the performance would be lower.

                       Pioneer Cullen Value Fund | Annual Report | 6/30/08    11

Performance Update | 6/30/08                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index and the Russell 1000 Value Index.

Average Annual Total Returns
(As of June 30, 2008)
--------------------------------------------------------------------------------
                                                            If           If
Period                                                     Held       Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(7/1/00)                                                   8.90%        8.90%
5 Years                                                   12.00        12.00
1 Year                                                    -9.51        -9.51
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated November 1, 2007)
--------------------------------------------------------------------------------
                                                           Gross        Net
--------------------------------------------------------------------------------
                                                           1.62%        1.40%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                      Pioneer Cullen       S&P      Russell 1000
                                        Value Fund      500 Index    Value Index
7/00                                      $10,000        $10,000      $10,000
                                          $10,920        $ 8,653      $10,897
6/02                                      $11,466        $ 7,098      $ 9,922
                                          $10,834        $ 7,115      $ 9,820
6/04                                      $13,394        $ 8,474      $11,896
                                          $15,835        $ 9,009      $13,568
6/06                                      $18,078        $ 9,786      $15,210
                                          $21,096        $11,800      $18,535
6/08                                      $19,090        $10,252      $15,055

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on November 1, 2006, is based on the performance of the Fund's Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after November 1, 2006, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available, for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitations currently in effect through 11/1/09 for Class R Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05. The performance of Class R shares of the Fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has been restated to reflect the higher distribution and service fees of the Fund's Class R shares.

12    Pioneer Cullen Value Fund | Annual Report | 6/30/08

Performance Update | 6/30/08                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index and the Russell 1000 Value Index.

Average Annual Total Returns
(As of June 30, 2008)
--------------------------------------------------------------------------------
                                                            If           If
Period                                                     Held       Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(7/1/00)                                                   9.54%        9.54%
5 Years                                                   12.73        12.73
1 Year                                                    -8.87        -8.87
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated November 1, 2007)
--------------------------------------------------------------------------------
                                                           Gross         Net
--------------------------------------------------------------------------------
                                                           0.77%        0.77%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                      Pioneer Cullen       S&P      Russell 1000
                                        Value Fund      500 Index    Value Index
7/00                                      $10,000        $10,000      $10,000
                                          $10,970        $ 8,653      $10,897
6/02                                      $11,576        $ 7,098      $ 9,922
                                          $10,992        $ 7,115      $ 9,820
6/04                                      $13,657        $ 8,474      $11,896
                                          $16,237        $ 9,009      $13,568
6/06                                      $18,691        $ 9,786      $15,210
                                          $21,956        $11,800      $18,535
6/08                                      $20,010        $10,252      $15,055

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05. The performance of Class Y shares of the Fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has not been restated to reflect any differences in expenses. Cullen Value Fund had higher expenses than those of the Fund's Class Y shares.

                       Pioneer Cullen Value Fund | Annual Report | 6/30/08    13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Cullen Value Fund

Based on actual returns from January 1, 2008 through June 30, 2008.

Share Class                  A             B             C             R             Y
Beginning Account       $ 1,000.00    $ 1,000.00    $ 1,000.00    $ 1,000.00    $ 1,000.00
Value On 1/1/08
------------------------------------------------------------------------------------------
Ending Account Value    $   849.84    $   849.63    $   849.49    $   850.33    $   849.51
(after expenses)
On 6/30/08
------------------------------------------------------------------------------------------
Expenses Paid           $     5.01    $     8.83    $     8.46    $     3.45    $     6.44
During Period*
------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.09%, 1.92%, 1.84%, 1.40% and 0.75% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

14    Pioneer Cullen Value Fund | Annual Report | 6/30/08

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Cullen Value Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2008 through June 30, 2008.

Share Class                 A             B              C             R             Y
Beginning Account       $ 1,000.00    $ 1,000.00    $ 1,000.00    $ 1,000.00    $ 1,000.00
Value On 1/1/08
------------------------------------------------------------------------------------------
Ending Account Value    $ 1,019.44    $ 1,015.32    $ 1,015.71    $ 1,021.13    $ 1,017.90
(after expenses)
On 6/30/08
------------------------------------------------------------------------------------------
Expenses Paid           $     5.47    $     9.62    $     9.22    $     3.77    $     7.02
During Period*
------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.09%, 1.92%, 1.84%, 1.40% and 0.75% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

                       Pioneer Cullen Value Fund | Annual Report | 6/30/08    15

Schedule of Investments | 6/30/08

Shares                                                       Value
               COMMON STOCKS -- 89.9%
               ENERGY -- 13.1%
               Integrated Oil & Gas -- 6.3%
  1,325,700    Gazprom (A.D.R.)*                             $   77,061,085
  2,228,920    Petroleo Brasileiro SA*                          157,874,404
                                                             --------------
                                                             $  234,935,489
---------------------------------------------------------------------------
               Oil & Gas Drilling -- 2.7%
  1,271,200    ENSCO International, Inc. (b)                 $  102,636,688
---------------------------------------------------------------------------
               Oil & Gas Exploration & Production -- 4.1%
  1,266,650    Devon Energy Corp.                            $  152,200,664
                                                             --------------
               Total Energy                                  $  489,772,841
---------------------------------------------------------------------------
               MATERIALS -- 5.2%
               Construction Materials -- 1.4%
  2,155,889    Cemex SA (A.D.R.)*(b)                         $   53,250,458
---------------------------------------------------------------------------
               Diversified Metals & Mining -- 3.1%
  3,290,471    Anglo American Plc (b)                        $  116,647,197
---------------------------------------------------------------------------
               Forest Products -- 0.7%
    508,800    Weyerhaeuser Co. (b)                          $   26,020,032
                                                             --------------
               Total Materials                               $  195,917,687
---------------------------------------------------------------------------
               CAPITAL GOODS -- 13.1%
               Aerospace & Defense -- 5.0%
  1,713,450    Raytheon Co.                                  $   96,432,966
  1,471,540    United Technologies Corp.                         90,794,018
                                                             --------------
                                                             $  187,226,984
---------------------------------------------------------------------------
               Industrial Conglomerates -- 4.9%
  1,413,500    3M Co.                                        $   98,365,465
  3,100,000    General Electric Co.                              82,739,000
                                                             --------------
                                                             $  181,104,465
---------------------------------------------------------------------------
               Industrial Machinery -- 3.2%
  1,894,700    ITT Corp.                                     $  119,991,351
                                                             --------------
               Total Capital Goods                           $  488,322,800
---------------------------------------------------------------------------
               TRANSPORTATION -- 3.8%
               Air Freight & Couriers -- 1.8%
    847,700    FedEx Corp.                                   $   66,790,283
---------------------------------------------------------------------------
               Railroads -- 2.0%
    952,950    Canadian National Railway Co.                 $   45,817,836
    440,500    Canadian Pacific Railway Ltd. (b)                 29,134,670
                                                             $   74,952,506
                                                             --------------
               Total Transportation                          $  141,742,789
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.
16    Pioneer Cullen Value Fund | Annual Report | 6/30/08

Shares                                                       Value
               AUTOMOBILES & COMPONENTS -- 2.1%
               Auto Parts & Equipment -- 2.1%
  1,737,500    BorgWarner, Inc.                              $   77,110,250
                                                             --------------
               Total Automobiles & Components                $   77,110,250
---------------------------------------------------------------------------
               MEDIA -- 2.0%
               Movies & Entertainment -- 2.0%
  2,348,000    The Walt Disney Co.                           $   73,257,600
                                                             --------------
               Total Media                                   $   73,257,600
---------------------------------------------------------------------------
               RETAILING -- 0.7%
               Home Improvement Retail -- 0.7%
  1,070,070    Home Depot, Inc.                              $   25,061,039
                                                             --------------
               Total Retailing                               $   25,061,039
---------------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 17.8%
               Agricultural Products -- 3.8%
    797,500    Archer Daniels Midland Co.                    $   26,915,625
  1,088,200    Bunge Ltd. (b)                                   117,188,258
                                                             --------------
                                                             $  144,103,883
---------------------------------------------------------------------------
               Distillers & Vintners -- 2.1%
  1,049,000    Diageo PLC (A.D.R.)                           $   77,489,630
---------------------------------------------------------------------------
               Packaged Foods & Meats -- 11.9%
  1,868,500    General Mills, Inc. (b)                       $  113,548,745
  4,050,600    Kraft Foods, Inc.                                115,239,570
    949,400    Nestle SA (A.D.R.)                               107,244,224
  3,804,300    Unilever N.V.                                    108,042,120
                                                             --------------
                                                             $  444,074,659
                                                             --------------
               Total Food, Beverage & Tobacco                $  665,668,172
---------------------------------------------------------------------------
               HOUSEHOLD & PERSONAL PRODUCTS -- 2.9%
               Household Products -- 2.9%
  1,798,000    Kimberly-Clark Corp.                          $  107,484,440
                                                             --------------
               Total Household & Personal Products           $  107,484,440
---------------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 7.2%
               Pharmaceuticals -- 7.2%
  1,383,400    Eli Lilly & Co.                               $   63,857,744
  1,840,950    GlaxoSmithKline                                   81,406,809
  1,911,600    Johnson & Johnson                                122,992,344
                                                             --------------
                                                             $  268,256,897
                                                             --------------
               Total Pharmaceuticals & Biotechnology         $  268,256,897
---------------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 7.4%
               Investment Banking & Brokerage -- 3.7%
  2,105,800    Merrill Lynch & Co., Inc.                     $   66,774,918
  1,980,000    Morgan Stanley                                    71,418,600
                                                             --------------
                                                             $  138,193,518
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.
                       Pioneer Cullen Value Fund | Annual Report | 6/30/08    17

 Shares                                                                     Value
               Diversified Financial Services -- 3.7%
  2,390,550    Bank of America Corp.                                        $   57,062,429
  2,391,100    J.P. Morgan Chase & Co.                                          82,038,641
                                                                            --------------
                                                                            $  139,101,070
                                                                            --------------
               Total Diversified Financials                                 $  277,294,588
-------------------------------------------------------------------------------------------
               INSURANCE -- 5.3%
               Life & Health Insurance -- 2.6%
  1,872,000    MetLife, Inc. (b)                                            $   98,785,440
-------------------------------------------------------------------------------------------
               Property & Casualty Insurance -- 2.7%
  2,050,000    Chubb Corp.                                                  $  100,470,500
                                                                            --------------
               Total Insurance                                              $  199,255,940
-------------------------------------------------------------------------------------------
               TECHNOLOGY HARDWARE & EQUIPMENT -- 5.5%
               Communications Equipment -- 1.9%
  2,819,800    Nokia Corp. (A.D.R.)                                         $   69,085,100
-------------------------------------------------------------------------------------------
               Computer Hardware -- 2.9%
  2,421,150    Hewlett-Packard Co.                                          $  107,039,042
-------------------------------------------------------------------------------------------
               Technology Distributors -- 0.7%
    907,652    Arrow Electronics, Inc.*                                     $   27,883,069
                                                                            --------------
               Total Technology Hardware & Equipment                        $  204,007,211
-------------------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES -- 3.8%
               Integrated Telecommunication Services -- 3.8%
  1,909,813    AT&T Corp.                                                   $   64,341,600
  2,224,250    Verizon Communications, Inc.                                     78,738,450
                                                                            --------------
                                                                            $  143,080,050
                                                                            --------------
               Total Telecommunication Services                             $  143,080,050
-------------------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $3,308,418,676)                                        $3,356,232,304
-------------------------------------------------------------------------------------------
Principal
Amount
               TEMPORARY CASH INVESTMENTS -- 17.0%
               Repurchase Agreements -- 10.0%
$75,815,000    Bank of America, 2.2%, dated 6/30/08, repurchase price of
               $75,815,000 plus accrued interest on 7/1/08 collateralized by $204,786,465 Federal National Mortgage Association,
               5.5%, 6/1/33                                                  $   75,815,000
 75,815,000    Barclays Plc, 2.27%, dated 6/30/08, repurchase price of
               $75,815,000 plus accrued interest on 7/2/08 collateralized by the following:
                 $46,090,910 Federal Home Loan Mortgage Corp.,
                   4.171 - 6.27%, 12/1/34 - 10/1/37
                 $47,361,137 Federal National Mortgage Association,
                   4.024 - 6.082%, 8/1/36 - 2/1/48                               75,815,000

The accompanying notes are an integral part of these financial statements.
18    Pioneer Cullen Value Fund | Annual Report | 6/30/08

Principal
Amount                                                                       Value
               Repurchase Agreements -- (continued)
$77,835,000    Deutsche Bank, 2.3%, dated 6/30/08, repurchase price of
               $77,835,000 plus accrued interest on 7/1/08 collateralized by the following:
                 $59,783,557 Freddie Mac Giant, 4.5 - 7.0%,
                   10/1/34 - 5/1/38
                 $32,104,862 U.S Treasury Strip, 0.0%, 8/15/22
                 $14,543,040 Federal Home Loan Mortgage Corp.,
                   4.703 - 4.704%, 12/1/35 - 3/1/35
                 $19,178,978 Federal National Mortgage Association
                   (ARM), 4.708 - 5.887%, 12/1/13 - 3/1/37                   $   77,835,000
 75,815,000    JP Morgan, 2.26%, dated 6/30/08, repurchase price
               of $75,815,000 plus accrued interest on 7/1/08
               collateralized by $84,303,656 Federal National
               Mortgage Association, 4.5 - 6.5%, 3/1/23 - 5/1/38                 75,815,000
 73,815,000    Merrill Lynch, 2.5%, dated 6/30/08, repurchase price
               of $73,815,000 plus accrued interest on 7/1/08
               collateralized by $92,149,371 Federal Home Loan
               Mortgage Corp., 5.065 - 6.025%, 9/1/36 - 4/1/38                   73,815,000
                                                                             --------------
                                                                             $  379,095,000
-------------------------------------------------------------------------------------------
               Securities Lending Collateral -- 7.0% (c)
               Certificates of Deposit:
  5,401,224    American Express, 2.72, 8/8/08                                $    5,401,224
  4,042,832    Bank of America, 2.88%, 8/11/08                                    4,042,832
  4,042,832    Citibank, 2.85%, 7/29/08                                           4,042,832
  1,455,803    Banco Santander NY, 2.80%, 10/7/08                                 1,455,803
  4,046,895    Banco Santander NY, 3.09%, 12/22/08                                4,046,895
  4,041,468    Bank of Nova Scotia, 3.18%, 5/05/09                                4,041,468
  2,021,414    Bank of Scotland NY, 2.73%, 7/11/08                                2,021,414
  2,021,414    Bank of Scotland NY, 2.72%, 8/15/08                                2,021,414
  1,453,793    Bank of Scotland NY, 2.89%, 11/4/08                                1,453,793
  2,020,079    Bank of Scotland NY, 3.03%, 9/26/08                                2,020,079
  7,277,091    Barclay's Bank, 3.18% 5/27/09                                      7,277,091
  6,064,310    Bank Bovespa NY, 2.705%, 8/8/08                                    6,064,310
  4,042,832    BNP Paribas NY, 2.88%, 7/23/08                                     4,042,832
  2,425,736    Calyon NY, 2.85%, 8/25/08                                          2,425,736
  3,395,978    Calyon NY, 2.64%, 9/29/08                                          3,395,978
  1,282,258    Calyon NY, 2.69%, 01/16/09                                         1,282,258
  3,355,549    Commonwealth Bank of Australia NY, 2.63%, 7/11/08                  3,355,549
  3,395,978    Deutsche Bank Financial, 2.72%, 7/30/08                            3,395,978
  1,617,282    Deutsche Bank Financial, 2.72%, 8/4/08                             1,617,282
  3,315,137    Dexia Bank NY, 2.69%, 8/7/08                                       3,315,137
    808,518    Dexia Bank NY, 2.65%, 08/12/08                                       808,518
  2,995,657    Dexia Bank NY, 3.37%, 09/29/08                                     2,995,657
  7,277,097    DNB NOR Bank ASA NY, 2.90%, 6/8/09                                 7,277,097
    347,281    Fortis, 3.11%, 09/30/08                                              347,281
  7,406,467    Intesa SanPaolo S.p.A., 2.72%, 5/22/09                             7,406,467
  3,525,348    Lloyds Bank, 2.61%, 7/11/08                                        3,525,348

The accompanying notes are an integral part of these financial statements.
                       Pioneer Cullen Value Fund | Annual Report | 6/30/08    19

Principal
Amount                                                           Value
               Certificates of Deposit -- (continued):
$ 2,021,414    Lloyds Bank, 2.61%, 8/18/08                       $    2,021,414
  2,749,126    Natixis, 2.83%, 8/4/08                                 2,749,126
  4,042,832    NORDEA NY, 2.81%, 8/29/08                              4,042,832
    467,137    NORDEA NY, 2.72%, 4/9/09                                 467,137
    387,449    NORDEA NY, 2.73%, 12/01/08                               387,449
    646,712    Rabobank Nederland NY, 2.37%, 8/29/08                    646,712
  2,021,414    Royal Bank of Canada NY, 2.57%, 7/15/08                2,021,414
  4,042,904    Royal Bank of Canada NY, 2.6%, 9/5/08                  4,042,904
  2,425,698    Bank of Scotland NY, 2.7%, 8/1/08                      2,425,698
  2,427,404    Bank of Scotland NY, 2.96%, 11/3/08                    2,427,404
  1,560,540    Skandinavian Enskilda Bank NY, 2.70%, 7/17/08          1,560,540
    468,614    Skandinavian Enskilda Bank NY, 3.18%, 09/22/08           468,614
    806,589    Skandinavian Enskilda Bank NY, 3.06% 02/13/09            806,589
  1,617,140    Svenska Bank NY, 2.70%, 7/17/08                        1,617,140
  3,355,549    Svenska Bank NY, 2.55%, 7/11/08                        3,355,549
  5,093,966    Toronto Dominion Bank NY, 2.77%, 9/5/08                5,093,966
  2,425,698    Toronto Dominion Bank NY, 2.75%, 11/5/08               2,425,698
    806,803    Wachovia, 3.62%,10/28/08                                 806,803
                                                                 --------------
                                                                 $  126,447,261
--------------------------------------------------------------------------------
               Commercial Paper:
  1,242,586    Bank of America, 2.70%, 8/26/08                   $    1,242,586
  1,612,381    Bank of America, 2.60%, 8/11/08                        1,612,381
  1,211,944    CBA, 2.70%, 7/11/08                                    1,211,944
  3,223,009    CBA, 2.88%, 8/18/08                                    3,223,009
    808,112    Deutsche Bank Financial, 2.72%, 7/9/08                   808,112
    807,278    HSBC, 2.89% 7/21/08                                      807,278
  4,016,653    HSBC, 2.88%, 9/29/08                                   4,016,653
  3,224,240    ING Funding, 2.70%, 8/13/08                            3,224,240
  1,211,984    Natixis, 2.87%, 7/10/08                                1,211,984
  1,210,814    Natixis, 2.87%, 7/21/08                                1,210,814
    996,351    PARFIN, 3.18%, 8/1/08                                    996,351
  1,602,240    Royal Bank of Scotland, 2.66%, 10/21/08                1,602,240
    808,500    Societe Generale, 2.98%, 7/2/08                          808,500
  2,016,676    Societe Generale, 2.93%, 7/30/08                       2,016,676
  1,612,557    Societe Generale, 3.18%, 8/5/08                        1,612,557
  3,222,024    Societe Generale, 3.18%, 8/22/08                       3,222,024
  1,612,372    SVSS NY, 3.18%, 8/11/08                                1,612,372
    769,178    Bank Bovespa NY, 2.79%, 3/12/09                          769,178
  3,637,720    General Electric Capital Corp., 2.77%, 1/5/09          3,637,720
  4,041,340    General Electric Capital Corp., 2.82%, 3/16/09         4,041,340
  1,495,062    IBM, 3.18%, 2/13/09                                    1,495,062
  4,042,832    IBM, 3.18%, 6/26/09                                    4,042,832
  7,277,097    Met Life Global Funding, 3.16%, 6/12/09                7,277,097
  6,872,813    WestPac, 3.18%, 6/1/09                            $    6,872,813
                                                                 --------------
                                                                 $   58,575,764
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.
20    Pioneer Cullen Value Fund | Annual Report | 6/30/08

Principal
Amount                                                           Value
               Mutual Funds:
$ 4,851,399    BlackRock Liquidity Money Market Fund, 3.18%      $    4,851,399
  6,309,241    Dreyfus Preferred Money Market Fund, 3.18%             6,309,241
                                                                 --------------
                                                                 $   11,160,640
--------------------------------------------------------------------------------
               Tri-party Repurchase Agreements:
 17,196,341    Deutsche Bank, 2.5% 7/1/08                        $   17,196,341
 48,513,972    Lehman Brothers, 2.65% 7/1/08                         48,513,972
                                                                 --------------
                                                                 $   65,710,314
--------------------------------------------------------------------------------
               Other:
  2,010,547    ABS CFAT 2008-A A1, 3.005%, 4/27/09               $    2,010,547
                                                                 --------------
               Total Securities Lending Collateral               $  263,904,525
--------------------------------------------------------------------------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $642,999,525)                               $  642,999,525
--------------------------------------------------------------------------------
               TOTAL INVESTMENT IN SECURITIES -- 106.9%
               (Cost $3,951,418,201) (a)                         $3,999,231,829
--------------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES -- (6.9)%            $ (259,451,308)
--------------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                        $3,739,780,521
================================================================================

(A.D.R.)  American Depositary Receipt.
*         Non-income producing security.
(a) At June 30, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $3,951,418,201 was as follows:

          Aggregate gross unrealized gain for all investments in which there is an
            excess of value over tax cost                                             $395,198,649
          Aggregate gross unrealized loss for all investments in which there is an
            excess of tax cost over value                                             (347,385,021)
                                                                                      ------------
          Net unrealized gain                                                         $ 47,813,628
                                                                                      ============

(b)   At June 30, 2008, the following securities were out on loan:

  Shares       Security                                            Market Value
  1,075,600    Bunge Ltd.                                          $115,831,364
    333,400    Canadian Pacific Railway Ltd.                         22,051,076
  1,827,100    Anglo American Plc                                    64,770,695
  1,833,500    Cemex SA (A.D.R.)*                                    45,287,450
    134,500    ENSCO International, Inc.                             10,859,530
      1,000    General Mills, Inc.                                       60,770
     16,900    MetLife, Inc.                                            891,813
     25,600    Weyerhaeuser Co.                                       1,309,184
--------------------------------------------------------------------------------
               Total                                               $261,061,882
================================================================================

(c)   Securities lending collateral is managed by Credit Suisse.

Purchases and sales of securities (excluding temporary cash investments) for the year ended June 30, 2008 aggregated $1,382,272,678 and $412,286,121, respectively.

The accompanying notes are an integral part of these financial statements.
                       Pioneer Cullen Value Fund | Annual Report | 6/30/08    21

Statement of Assets and Liabilities | 6/30/08

ASSETS:
  Investment in securities (including securities loaned of $261,061,882)
   (cost $3,951,418,201)                                                     $3,999,231,829
  Cash                                                                            6,448,382
  Receivables -
   Fund shares sold                                                              21,079,007
   Dividends and interest                                                         5,002,549
   Due from Pioneer Investment Management, Inc.                                         192
  Other                                                                              84,354
-------------------------------------------------------------------------------------------
     Total assets                                                            $4,031,846,313
-------------------------------------------------------------------------------------------
LIABILITIES:
  Payables -
   Investment securities purchased                                           $   19,169,836
   Fund shares repurchased                                                        7,931,271
   Upon return of securities loaned                                             263,904,525
  Due to affiliates                                                                 728,735
  Accrued expenses                                                                  331,425
-------------------------------------------------------------------------------------------
     Total liabilities                                                       $  292,065,792
-------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                            $3,768,236,589
  Undistributed net investment income                                            23,820,845
  Accumulated net realized loss on investments                                 (100,090,541)
  Net unrealized gain on investments                                             47,813,628
-------------------------------------------------------------------------------------------
     Total net assets                                                        $3,739,780,521
-------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $2,224,629,496/117,273,419 shares)                       $        18.97
  Class B (based on $104,145,208/5,553,013 shares)                           $        18.75
  Class C (based on $588,241,089/31,414,872 shares)                          $        18.72
  Class R (based on $4,230,591/224,541 shares)                               $        18.84
  Class Y (based on $818,534,137/42,932,528 shares)                          $        19.07
MAXIMUM OFFERING PRICE:
  Class A ($18.97 [divided by] 94.25%)                                       $        20.13
===========================================================================================

The accompanying notes are an integral part of these financial statements.
22    Pioneer Cullen Value Fund | Annual Report | 6/30/08

Statement of Operations

For the Year Ended 6/30/08

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,798,193)     $70,590,725
  Interest                                                     10,038,968
  Income from securities loaned, net                              659,713
--------------------------------------------------------------------------------------------
     Total investment income                                                   $  81,289,406
--------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                             $21,877,149
  Transfer agent fees and expenses
   Class A                                                      2,894,178
   Class B                                                        254,934
   Class C                                                        912,285
   Class R                                                          4,030
   Class Y                                                        420,215
  Distribution fees
   Class A                                                      4,962,548
   Class B                                                      1,108,661
   Class C                                                      5,871,927
   Class R                                                          7,905
  Administrative fees                                             772,117
  Custodian fees                                                  116,804
  Registration fees                                               264,208
  Professional fees                                               207,721
  Printing expense                                                176,184
  Fees and expenses of nonaffiliated trustees                      83,898
  Miscellaneous                                                   380,587
--------------------------------------------------------------------------------------------
     Total expenses                                                            $  40,315,351
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                                    (1,118)
     Less fees paid indirectly                                                      (107,767)
--------------------------------------------------------------------------------------------
     Net expenses                                                              $  40,206,466
--------------------------------------------------------------------------------------------
       Net investment income                                                   $  41,082,940
--------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments                                             $(100,062,785)
--------------------------------------------------------------------------------------------
  Change in net unrealized loss on investments                                 $(306,523,662)
--------------------------------------------------------------------------------------------
   Net loss on investments                                                     $(406,586,447)
--------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from operations                        $(365,503,507)
============================================================================================

The accompanying notes are an integral part of these financial statements.
                       Pioneer Cullen Value Fund | Annual Report | 6/30/08    23

Statement of Changes in Net Assets

For the Years Ended 6/30/08 and 6/30/07, respectively

                                                          Year Ended             Year Ended
                                                          6/30/08                6/30/07
FROM OPERATIONS:
Net investment income                                     $   41,082,940         $   36,290,908
Net realized gain (loss) on investments                     (100,062,785)             7,613,458
Change in net unrealized gain (loss) on investments         (306,523,662)           308,605,704
-----------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                      $ (365,503,507)        $  352,510,070
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.27 and $0.18 per share, respectively)      $  (24,850,964)        $  (12,692,282)
   Class B ($0.08 and $0.05 per share, respectively)            (436,114)              (245,476)
   Class C ($0.12 and $0.09 per share, respectively)          (3,454,114)            (1,995,476)
   Class R ($0.29 and $0.19 per share, respectively)             (11,109)                  (100)
   Class Y ($0.33 and $0.22 per share, respectively)         (11,540,919)            (4,650,239)
Net realized gain:
   Class A ($.05 and $0.01 per share, respectively)           (4,378,793)              (624,075)
   Class B ($.05 and $0.01 per share, respectively)             (256,891)               (43,661)
   Class C ($.05 and $0.01 per share, respectively)           (1,352,268)              (190,920)
   Class R ($0.05 and $0.01 per share, respectively)                (978)                    (5)
   Class Y ($0.05 and $0.01 per share, respectively)          (1,618,867)              (184,467)
-----------------------------------------------------------------------------------------------
     Total distributions to shareowners                   $  (47,901,017)        $  (20,626,701)
-----------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $1,890,643,887         $2,066,748,759
Reinvestment of distributions                                 40,163,910             17,398,541
Cost of shares repurchased                                  (886,720,525)          (562,649,037)
-----------------------------------------------------------------------------------------------
   Net increase in net assets resulting from Fund
     share transactions                                   $1,044,087,272         $1,521,498,263
-----------------------------------------------------------------------------------------------
   Net increase in net assets                             $  630,682,748         $1,853,381,632
NET ASSETS:
Beginning of year                                          3,109,097,773          1,255,716,141
-----------------------------------------------------------------------------------------------
End of year                                               $3,739,780,521         $3,109,097,773
-----------------------------------------------------------------------------------------------
Undistributed net investment income                       $   23,820,845         $   23,031,983
===============================================================================================


The accompanying notes are an integral part of these financial statements.
24    Pioneer Cullen Value Fund | Annual Report | 6/30/08

                                    '08 Shares      '08 Amount         '07 Shares      '07 Amount
Class A
Shares sold                         57,870,904    $1,192,374,226       61,832,165    $1,220,948,227
Reinvestment of distributions        1,134,394        24,110,632          550,862        10,927,966
Less shares repurchased            (27,942,632)     (576,729,971)     (20,467,656)     (413,581,805)
---------------------------------------------------------------------------------------------------
   Net increase                     31,062,666    $  639,754,887       41,915,371    $  818,294,388
===================================================================================================
Class B
Shares sold                          1,612,699    $   32,953,953        3,014,943    $   58,613,504
Reinvestment of distributions           26,529           557,776           11,854           233,322
Less shares repurchased             (1,467,472)      (29,794,387)      (1,116,576)      (22,154,742)
---------------------------------------------------------------------------------------------------
   Net increase                        171,756    $    3,717,342        1,910,221    $   36,692,084
===================================================================================================
Class C
Shares sold                         10,070,755    $  205,742,055       16,183,786    $  315,120,489
Reinvestment of distributions          176,469         3,710,610           84,443         1,660,924
Less shares repurchased             (5,958,167)     (121,415,066)      (2,346,183)      (47,109,602)
---------------------------------------------------------------------------------------------------
   Net increase                      4,289,057    $   88,037,599       13,922,046    $  269,671,811
===================================================================================================
Class R
Shares sold                            254,752    $    5,176,970           14,961    $      303,866
Reinvestment of distributions              305             6,448               --                --
Less shares repurchased                (44,703)         (904,753)            (774)          (16,342)
---------------------------------------------------------------------------------------------------
   Net increase                        210,354    $    4,278,665           14,187    $      287,524
===================================================================================================
Class Y
Shares sold                         21,808,234    $  454,396,683       23,926,529    $  471,762,673
Reinvestment of distributions          552,167        11,778,444          230,091         4,576,329
Less shares repurchased             (7,553,819)     (157,876,348)      (3,885,630)      (79,786,546)
---------------------------------------------------------------------------------------------------
   Net increase                     14,806,582    $  308,298,779       20,270,990    $  396,552,456
===================================================================================================

The accompanying notes are an integral part of these financial statements.
                       Pioneer Cullen Value Fund | Annual Report | 6/30/08    25

Financial Highlights

                                                              Year Ended    Year Ended  Year Ended  Year Ended   Year Ended
                                                                6/30/08      6/30/07     6/30/06     6/30/05(a)   6/30/04
Class A
Net asset value, beginning of period                           $   21.21    $    18.28   $  16.19    $ 13.96      $ 11.27
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                         $    0.24    $     0.26   $   0.14    $  0.05      $  0.02
 Net realized and unrealized gain (loss) on investments            (2.16)         2.86       2.23       2.55         2.71
----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) from investment operations            $   (1.92)   $     3.12   $   2.37    $  2.60      $  2.73
Distributions to shareowners:
 Net investment income                                             (0.27)        (0.18)     (0.06)     (0.03)       (0.04)
 Net realized gain                                                 (0.05)        (0.01)     (0.22)     (0.34)          --
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $   (2.24)   $     2.93   $   2.09    $  2.23      $  2.69
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $   18.97    $    21.21   $  18.28    $ 16.19      $ 13.96
============================================================================================================================
Total return*                                                      (9.22)%       17.13%     14.73%     18.81%       24.24%
Ratio of net expenses to average net assets+                        1.09%         1.09%      1.15%      1.66%        1.92%
Ratio of net investment income to average net assets+               1.28%         1.67%      1.57%      0.62%        0.32%
Portfolio turnover rate                                               13%           15%        21%        49%          70%
Net assets, end of period (in thousands)                       $2,224,629   $1,828,453   $809,593    $98,690      $33,089
Ratios with no reimbursement of fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                       1.09%         1.09%      1.15%      1.64%        1.92%
 Net investment income                                              1.28%         1.67%      1.57%      0.64%        0.32%
Ratios with reimbursement of fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       1.09%         1.08%      1.15%      1.66%        2.00%
 Net investment income                                              1.29%         1.68%      1.57%      0.62%        0.24%
============================================================================================================================

(a) Effective December 28, 2004 PIM became the sub-advisor fo the Fund and subsequently became the advisor on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements. 26 Pioneer Cullen Value Fund | Annual Report | 6/30/08

                                                              Year Ended   Year Ended   Year Ended   2/28/05(a)
                                                               6/30/08      6/30/07      6/30/06     to 6/30/05
Class B
Net asset value, beginning of period                           $  20.96     $  18.11     $ 16.15     $   16.05
------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                         $   0.08     $   0.10     $  0.04     $    0.01
 Net realized and unrealized gain (loss) on investments           (2.16)        2.81        2.16          0.09
------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations           $  (2.08)    $   2.91     $  2.20     $    0.10
Distributions to shareowners:
 Net investment income                                            (0.08)       (0.05)      (0.02)           --
 Net realized gain                                                (0.05)       (0.01)      (0.22)           --
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $  (2.21)    $   2.85     $  1.96     $    0.10
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $  18.75     $  20.96     $ 18.11     $   16.15
==================================================================================================================
Total return*                                                     (9.99)%      16.09%      13.66%         0.62%***
Ratio of net expenses to average net assets+                       1.93%        2.00%       2.09%         2.10%**
Ratio of net investment income to average net assets+              0.44%        0.75%       0.56%         0.40%**
Portfolio turnover rate                                              13%          15%         21%           49%
Net assets, end of period (in thousands)                       $104,145     $112,795     $62,860     $  12,454
Ratios with no waiver of fees and assumption of expenses by
PIM and no reduction for fees paid indirectly:
 Net expenses                                                      1.93%        2.00%       2.09%         2.19%**
 Net investment income                                             0.44%        0.75%       0.56%         0.31%**
Ratios with waiver of fees and assumption of expenses by
PIM and reduction for fees paid indirectly:
 Net expenses                                                      1.92%        1.99%       2.09%         2.10%**
 Net investment income                                             0.45%        0.76%       0.56%         0.40%**
==================================================================================================================


(a)  Class B shares were first publicly offered on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
***  Not annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.
                         Pioneer Cullen Value Fund | Annual Report | 6/30/08  27

                                                              Year Ended    Year Ended   Year Ended   2/28/05(a)
                                                               6/30/08       6/30/07      6/30/06     to 6/30/05
Class C
Net asset value, beginning of period                           $  20.95      $  18.12     $  16.15    $   16.05
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                         $   0.09      $   0.11     $   0.05    $    0.01
 Net realized and unrealized gain (loss) on investments           (2.15)         2.82         2.17         0.09
-------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations           $  (2.06)     $   2.93     $   2.22    $    0.10
Distributions to shareowners:
 Net investment income                                            (0.12)        (0.09)       (0.03)          --
 Net realized gain                                                (0.05)        (0.01)       (0.22)          --
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $  (2.23)     $   2.83     $   1.97    $    0.10
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $  18.72      $  20.95     $  18.12    $   16.15
===================================================================================================================
Total return*                                                     (9.92)%       16.21%       13.81%        0.62%***
Ratio of net expenses to average net assets+                       1.85%         1.87%        1.94%        2.15%**
Ratio of net investment income to average net assets+              0.51%         0.89%        0.83%        0.34%**
Portfolio turnover rate                                              13%           15%          21%          49%
Net assets, end of period (in thousands)                       $588,241      $568,385     $239,241    $  15,560
Ratios with no waiver of fees and assumption of expenses by
PIM and no reduction for fees paid indirectly:
 Net expenses                                                      1.85%         1.87%        1.94%        2.27%**
 Net investment income                                             0.51%         0.89%        0.83%        0.22%**
Ratios with waiver of fees and assumption of expenses by
PIM and reduction for fees paid indirectly:
 Net expenses                                                      1.84%         1.87%        1.94%        2.15%**
 Net investment income                                             0.52%         0.89%        0.83%        0.34%**
===================================================================================================================


(a)  Class C shares were first publicly offered on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
***  Not annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements. 28 Pioneer Cullen Value Fund | Annual Report | 6/30/08

                                                                  Year Ended    11/1/06 (a)
                                                                   6/30/08      to 6/30/07
Class R
Net asset value, beginning of period                               $ 21.15      $  19.51
--------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                             $  0.32      $   0.28
 Net realized and unrealized gain (loss) on investments              (2.29)         1.56
--------------------------------------------------------------------------------------------
   Net increase (decrease) from investment operations              $ (1.97)     $   1.84
Distributions to shareowners:
 Net investment income                                               (0.29)        (0.19)
 Net realized gain                                                   (0.05)        (0.01)
--------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $ (2.31)     $   1.64
--------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 18.84      $  21.15
============================================================================================
Total return*                                                        (9.51)%        9.52%***
Ratio of net expenses to average net assets+                          1.41%         1.40%**
Ratio of net investment income to average net assets+                 1.13%         1.47%**
Portfolio turnover rate                                                 13%           15%
Net assets, end of period (in thousands)                           $ 4,231      $    300
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                         1.48%         1.62%**
 Net investment income                                                1.06%         1.25%**
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                         1.40%         1.40%**
 Net investment income                                                1.14%         1.47%**
============================================================================================

(a)  Class R shares were first publicly offered on November 1, 2006.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
***  Not annualized.

The accompanying notes are an integral part of these financial statements.
                       Pioneer Cullen Value Fund | Annual Report | 6/30/08    29

                                                              Year Ended    Year Ended   Year Ended   2/28/05(a)
                                                               6/30/08       6/30/07      6/30/06     to 6/30/05
Class Y
Net asset value, beginning of period                           $  21.30      $  18.34     $  16.20    $   16.05
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                         $   0.29      $   0.28     $   0.10    $    0.03
 Net realized and unrealized gain (loss) on investments           (2.14)         2.91         2.33         0.12
-------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations           $  (1.85)     $   3.19     $   2.43    $    0.15
Distributions to shareowners:
 Net investment income                                            (0.33)        (0.22)       (0.07)          --
 Net realized gain                                                (0.05)        (0.01)       (0.22)          --
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $  (2.23)     $   2.96     $   2.14    $    0.15
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $  19.07      $  21.30     $  18.34    $   16.20
===================================================================================================================
Total return*                                                     (8.87)%       17.47%       15.12%        0.93%***
Ratio of net expenses to average net assets+                       0.75%         0.77%        0.83%        0.99%**
Ratio of net investment income to average net assets+              1.62%         2.00%        1.91%        1.60%**
Portfolio turnover rate                                              13%           15%          21%          49%
Net assets, end of period (in thousands)                       $818,534      $599,166     $144,022    $   5,082
Ratios with no waiver of fees and assumption of expenses by
PIM and no reduction for fees paid indirectly:
 Net expenses                                                      0.75%         0.77%        0.83%        0.99%**
 Net investment income                                             1.62%         2.00%        1.91%        1.60%**
Ratios with waiver of fees and assumption of expenses by
PIM and reduction for fees paid indirectly:
 Net expenses                                                      0.75%         0.77%        0.83%        0.99%**
 Net investment income                                             1.62%         2.00%        1.91%        1.60%**
===================================================================================================================

(a)  Class Y shares were first publicly offered on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
***  Not annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements. 30 Pioneer Cullen Value Fund | Annual Report | 6/30/08

Notes To Financial Statements | 6/30/08

1.   Organization and Significant Accounting Policies

Pioneer Cullen Value Fund (the Fund) is a diversified series of Pioneer Series Trust III, a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The investment objective of the Fund is to seek capital appreciation. Current income is a secondary objective.

The Fund offers five classes of shares -- Class A, Class B, Class C, Class R, and Class Y shares. Class R shares were first publicly offered on November 1, 2006. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C, and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the

                       Pioneer Cullen Value Fund | Annual Report | 6/30/08    31
     date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2008 there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     At June 30, 2008, The fund had a net capital loss carryforward of $11,033,627 which will expire in 2016 if not utilized.

     The Fund has elected to defer $89,056,914 of capital losses recognized between November 1, 2007 and November 30, 2007 to its fiscal year ending June 30, 2009.

32    Pioneer Cullen Value Fund | Annual Report | 6/30/08

     At June 30, 2008, the Fund has reclassified $858 to decrease undistributed net investment income and $858 to increase accumulated net realized gain on investments, to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

     The tax character of distributions paid during the years ended June 30, 2008 and June 30, 2007 was as follows:

                                                        2008            2007
     Distributions paid from:
     Ordinary income                                 $40,293,220    $19,583,573
     Long-term capital gain                            7,607,797      1,043,128
     ---------------------------------------------------------------------------
       Total                                         $47,901,017    $20,626,701
     ===========================================================================

     The following shows the components of distributable earnings on a federal income tax basis at June 30, 2008:

                                                                        2008
     Distributable earnings:
     Undistributed ordinary income                                  $  23,820,845
     Capital loss carryforward                                        (11,033,627)
     Current year Post-October loss deferred                          (89,056,914)
     Unrealized appreciation                                           47,813,628
     ---------------------------------------------------------------------------
       Total                                                        $ (28,456,068)
     ===========================================================================

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $38,554 in underwriting commissions on the sale of Class A shares during the year ended June 30, 2008.

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see
     Note 4). Shareowners of each class participate in all expenses and fees paid to the

                       Pioneer Cullen Value Fund | Annual Report | 6/30/08    33
     transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class B, Class C, Class R, and Class Y shares can bear different transfer agent and distribution expense rates.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a loan, the Fund receives collateral and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. The Fund invests cash collateral in cash equivalent investments. Securities lending collateral is managed by Credit Suisse.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.70% of the Fund's average daily net assets up to $1 billion, 0.65% of the next $1 billion, 0.60% of the next $1 billion, and 0.55% of assets over $3 billion. For the year ended June 30, 2008, the effective management fee (net of waivers and/or assumption of expenses) was equivalent to 0.64% of the Fund's average daily net assets.

34    Pioneer Cullen Value Fund | Annual Report | 6/30/08

PIM, and not the Fund, pays a portion of the fee it receives from the Fund to Cullen LLC as compensation for Cullen's subadvisory services to the Fund.

Through November 1, 2009 PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.25% of the average daily net assets attributable to Class A shares. Through November 1, 2009, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class B, Class C and Class R expenses to 2.15%, 2.15% and 1.40% of the average daily net assets attributable to Class B, Class C and Class R shares, respectively.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $198,973 in management fees, administrative costs and certain others services payable to PIM at June 30, 2008.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities are $427,892 in transfer agent fees payable to PIMSS at June 30, 2008.

4.   Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B, Class C, and Class R shares in accordance with Rule 12b-1 of the Investment Company Act of 1940. Effective February 1, 2008, under the Class A Plan, the Fund pays PFD a service fee equal to 0.25% of the average daily net assets attributable to Class A shares to finance activities primarily intended to result in the sale of Class A shares. Prior to February 1, 2008, PFD was reimbursed for service fees in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. This fee consists of a 0.25% service fee and a 0.75% distribution fee both paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the net average daily net assets attributable to Class R shares as compensation for distribution services. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans. Prior to February 1, 2008, PFD was reimbursed under the Plan of Distribution for distribution expenses in an amount

                       Pioneer Cullen Value Fund | Annual Report | 6/30/08    35
up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $101,870 in distribution fees payable to PFD at June 30, 2008.

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. There is no CDSC for Class R and Class Y shares. Proceeds from the CDSCs are paid to PFD. For the year ended June 30, 2008, CDSCs in the amount of $589,628 were paid to PFD.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended June 30, 2008, the Fund's expenses were reduced by $107,767 under such arrangements.

6.   Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended June 30, 2008, the Fund had no borrowings under this agreement.

7.   New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

36    Pioneer Cullen Value Fund | Annual Report | 6/30/08

ADDITIONAL INFORMATION (unaudited)

For the year ended June 30, 2008, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2007 form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purpose of the corporate dividends received deduction was 100.0%.

Results of Shareholder Meeting (unaudited)

At a special meeting held on May 13, 2008, and adjourned to June 19, 2008 with respect to certain proposals, shareholders of the Fund were asked to consider the proposals described below. A report of the total votes cast by the Fund's shareholders follows:

-----------------------------------------------------------------------------------------------------
                                                                                       Broker
                                   For               Withhold         Abstain          Non-Votes
-----------------------------------------------------------------------------------------------------
Proposal 1 -- To elect Trustees
 John F. Cogan, Jr.                98,029,403.656    3,414,292.611    3,232.927        0
 Daniel K. Kingsbury               98,045,083.614    3,398,612.653    3,232.927        0
 David R. Bock                     98,050,244.212    3,393,452.055    3,232.927        0
 Mary K. Bush                      98,026,460.608    3,417,235.659    3,232.927        0
 Benjamin M. Friedman              98,037,626.254    3,404,508.316    4,794.624        0
 Margaret B.W. Graham              98,044,963.367    3,398,732.900    3,232.927        0
 Thomas J. Perna                   98,042,643.112    3,401,053.155    3,232.927        0
 Marguerite A. Piret               98,043,861.236    3,399,835.031    3,232.927        0
 Stephen K. West                   98,030,284.131    3,413,412.136    3,232.927        0
 John Winthrop                     98,042,230.830    3,401,465.437    3,232.927        0

-----------------------------------------------------------------------------------------------------
                                                                                       Broker
                                   For               Against          Abstain          Non-Votes
-----------------------------------------------------------------------------------------------------
Proposal 2 --  To approve
an amendment to the                                                                    22,623,747.000
Declaration of Trust               73,104,078.796    9,140,471.457    2,269,315.019

-----------------------------------------------------------------------------------------------------
                                                                                       Broker
                                   For               Against          Abstain          Non-Votes
-----------------------------------------------------------------------------------------------------
Proposal 3A -- To approve
changes to the Fund's
fundamental investment
policy relating to borrowing
money                              69,775,513.372    4,118,942.732    1,964,345.090    25,588,128.000
Proposal 3B -- To approve
changes to the Fund's
fundamental investment
policy relating to
underwriting                       69,851,451.653    3,995,431.263    2,011,918.279    25,588,128.000

                       Pioneer Cullen Value Fund | Annual Report | 6/30/08    37

-----------------------------------------------------------------------------------------------------
                                                                                       Broker
                                   For               Against          Abstain          Non-Votes
-----------------------------------------------------------------------------------------------------
Proposal 3C -- To approve
changes to the Fund's
fundamental investment
policy relating to lending         69,736,275.007    4,125,356.013    1,997,170.174    25,588,128.000
Proposal 3D -- To approve
changes to the Fund's
fundamental investment
policy relating to issuing
senior securities                  69,997,193.660    3,881,946.008    1,979,661.527    25,588,128.000
Proposal 3E -- To approve
changes to the Fund's
fundamental investment
policy relating to real estate     69,859,003.195    4,022.561.099    1,977,236.900    25,588,128.000
Proposal 3F -- To approve
changes to the Fund's
fundamental investment
policy relating to
commodities                        69,860,748.140    4,014,284.429    1,983,768.625    25,588,128.000
Proposal 3G -- To approve
changes to the Fund's
fundamental investment
policy relating to
concentration                      69,908,417.284    3,942,567.004    2,007,816.907    25,588,128.000
Proposal 3H -- To approve
changes to the Fund's
fundamental investment
policy relating to
diversification                    70,083,815.777    3,836,678.212    1,938,307.205    25,588,128.000
Proposal 3I -- To approve
the conversion of the Fund's
investment objective from
fundamental to non-                                                                    22,623,747.000
fundamental                        72,058,204.658    9,913,767.674    2,541,892.940

-----------------------------------------------------------------------------------------------------
                                                                                       Broker
                                   For               Against          Abstain          Non-Votes
-----------------------------------------------------------------------------------------------------
Proposal 4 -- To approve an
Amended and Restated
Management Agreement                                                                   25,588,128.000
with PIM                           72,461,369.087    1,476,183.471    1,921,248.636

-----------------------------------------------------------------------------------------------------
                                                                                       Broker
                                   For               Against          Abstain          Non-Votes
-----------------------------------------------------------------------------------------------------
Proposal 5 -- To approve a
policy allowing the
appointment of unaffiliated
sub-advisers and
amendments to sub-
advisory agreements without
shareholder approval               72,072,094.567    9,990,986.534    2,450,784.171    22,623,747.000

38    Pioneer Cullen Value Fund | Annual Report | 6/30/08

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and the Shareowners of Pioneer Cullen Value Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Cullen Value Fund (the "Fund"), including the schedule of investments, as of June 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Cullen Value Fund as of June, 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                            /s/Ernst + Young LLP

Boston, Massachusetts
August 18, 2008

                       Pioneer Cullen Value Fund | Annual Report | 6/30/08    39

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund. In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

At a meeting held on January 8, 2008, the Trustees considered whether an amended and restated investment advisory agreement for the Fund should be approved for an initial period ending December 31, 2009. The management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement is the same as the management fee provided in the previously approved investment advisory agreement. Based on their evaluation of the information provided by PIM, including the information provided by PIM in connection with the Trustees' most recent approval of the continuation of the previous investment advisory agreement, the Trustees, including the independent Trustees voting separately, unanimously approved the amended and restated investment advisory agreement. Shareholders of the Fund approved the amended and restated investment advisory agreement at a meeting held on May 13, 2008.

In considering the amended and restated investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the amended and restated investment advisory agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that were provided by PIM to the Fund under the previous investment advisory agreement, and that would continue to be provided by PIM to the Fund under the amended and restated investment advisory agreement, taking into account the investment objective and strategy of the Fund and the information related to

40    Pioneer Cullen Value Fund | Annual Report | 6/30/08
the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the amended and restated investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provided under the previous investment advisory agreement and that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement, were satisfactory and consistent with the terms of the amended and restated investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees noted that the Fund commenced operations on March 1, 2005. They considered that the Fund's annualized total return was in the fifth quintile of its Morningstar category for the one year period ended June 30, 2007 and in the first quintile of its Morningstar category for the three and five year periods ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) After discussing the reasons for the Fund's short-term underperformance with PIM, the Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered that the management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement would be the same as the management fee to be paid by the Fund under the previously approved investment advisory agreement. The Trustees considered information on the fees and expenses of the Fund in comparison to the management

                       Pioneer Cullen Value Fund | Annual Report | 6/30/08    41
fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the third quintile relative to its Strategic Insight peer group. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

42    Pioneer Cullen Value Fund | Annual Report | 6/30/08

The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds and the benefits to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the amended and restated investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the amended and restated investment advisory agreement for the Fund.

                       Pioneer Cullen Value Fund | Annual Report | 6/30/08    43

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees (except Mr. West, Mr. Bock and Dr. Friedman) serves as a Trustee of each of the 77 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as Trustee of 33 of the 77 Pioneer Funds, Mr. Bock serves as Trustee of 76 of the 77 Pioneer Funds, and Dr. Friedman serves as Trustee of 71 of the 77 Pioneer Funds. The address for all Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

44    Pioneer Cullen Value Fund | Annual Report | 6/30/08

Interested Trustees

                             Position Held            Term of Office and
 Name, Age and Address      With the Fund            Length of Service
John F. Cogan, Jr. (82)*    Chairman of the Board,   Trustee since 2004.
                            Trustee and President    Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
----------------------------------------------------------------------------------
Daniel K. Kingsbury (49)*   Trustee and Executive    Trustee since March
                            Vice President           2007. Serves until a
                                                     successor trustee is
                                                     elected or earlier retire-
                                                     ment or removal.
----------------------------------------------------------------------------------
Interested Trustees
----------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
                                                                                                  Other Directorships
Name, Age and Address       Principal Occupation During Past Five Years                           Held by this Trustee
John F. Cogan, Jr. (82)*    Deputy Chairman and a Director of Pioneer Global Asset Manage-        None
                            ment S.p.A. ("PGAM"); Non-Executive Chairman and a Director of
                            Pioneer Investment Management USA Inc. ("PIM-USA"); Chairman
                            and a Director of Pioneer; Chairman and Director of Pioneer Institu-
                            tional Asset Management, Inc. (since 2006); Director of Pioneer
                            Alternative Investment Management Limited (Dublin); President
                            and a Director of Pioneer Alternative Investment Management (Ber-
                            muda) Limited and affiliated funds; Director of PIOGLOBAL Real
                            Estate Investment Fund (Russia) (until June 2006); Director of
                            Nano-C, Inc. (since 2003); Director of Cole Management Inc.
                            (since 2004); Director of Fiduciary Counseling, Inc.; President and
                            Director of Pioneer Funds Distributor, Inc. ("PFD") (until May
                            2006); President of all of the Pioneer Funds; and Of Counsel,
                            Wilmer Cutler Pickering Hale and Dorr LLP
-----------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (49)*   Director, CEO and President of Pioneer Investment Management          None
                            USA Inc. (since February 2007); Director and President of
                            Pioneer Investment Management, Inc. and Pioneer Institutional
                            Asset Management, Inc. (since February 2007); Executive Vice
                            President of all of the Pioneer Funds (since March 2007); Direc-
                            tor of Pioneer Global Asset Management S.p.A. (since April
                            2007); Head of New Markets Division, Pioneer Global Asset Man-
                            agement S.p.A. (2000 - 2007)
-----------------------------------------------------------------------------------------------------------------------

*Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the fund's investment adviser and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------

                         Pioneer Cullen Value Fund | Annual Report | 6/30/08
45

Independent Trustees


                             Position Held   Term of Office and
 Name, Age and Address      With the Fund   Length of Service
David R. Bock (64)          Trustee         Trustee since 2005.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------------------
Mary K. Bush (60)           Trustee         Trustee since 2004.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------------------
Benjamin M. Friedman (63)   Trustee         Trustee since May,
                                            2008. Serves until a
                                            successor trustee is
                                            elected or earlier retire-
                                            ment or removal.
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
Name, Age and Address       Principal Occupation During Past Five Years                          Held by this Trustee
David R. Bock (64)          Executive Vice President and Chief Financial Officer, I-trax, Inc.   Director of Enterprise Com-
                            (publicly traded health care services company) (2004 - 2007);        munity Investment, Inc.
                            Partner, Federal City Capital Advisors (boutique merchant bank)      (privately-held affordable
                            (1997 to 2004 and 2008 - present); and Executive Vice Presi-         housing finance company);
                            dent and Chief Financial Officer, Pedestal Inc. (internet-based      and Director of New York
                            mortgage trading company) (2000 - 2002)                              Mortgage Trust (publicly
                                                                                                 traded mortgage REIT)
----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (60)           President, Bush International, LLC (international financial advi-    Director of Marriott Interna-
                            sory firm)                                                           tional, Inc., Director of Dis-
                                                                                                 cover Financial Services
                                                                                                 (credit card issuer and elec-
                                                                                                 tronic payment services);
                                                                                                 Director of Briggs & Stratton
                                                                                                 Co. (engine manufacturer);
                                                                                                 Director of UAL Corporation
                                                                                                 (airline holding company)
                                                                                                 Director of Mantech Interna-
                                                                                                 tional Corporation (national
                                                                                                 security, defense, and intel-
                                                                                                 ligence technology firm);
                                                                                                 and Member, Board of Gov-
                                                                                                 ernors, Investment Com-
                                                                                                 pany Institute
----------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (63)   Professor, Harvard University                                        Trustee, Mellon Institutional
                                                                                                 Funds Investment Trust and
                                                                                                 Mellon Institutional Funds
                                                                                                 Master Portfolio (oversees 17
                                                                                                 portfolios in fund complex)
----------------------------------------------------------------------------------------------------------------------------------

46  Pioneer Cullen Value Fund | Annual Report | 6/30/08

                             Position Held   Term of Office and
 Name, Age and Address      With the Fund   Length of Service
Margaret B.W. Graham (61)   Trustee         Trustee since 2004.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------------------
Thomas J. Perna (57)        Trustee         Trustee since 2006.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------------------
Marguerite A. Piret (60)    Trustee         Trustee since 2004.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------------------
Stephen K. West (79)        Trustee         Trustee since 2004.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------------------
John Winthrop (71)          Trustee         Trustee since 2004.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
                                                                                               Other Directorships
Name, Age and Address       Principal Occupation During Past Five Years                        Held by this Trustee
Margaret B.W. Graham (61)   Founding Director, Vice-President and Corporate Secretary, The     None
                            Winthrop Group, Inc. (consulting firm); and Desautels Faculty of
                            Management, McGill University
----------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (57)        Private investor (2004 - present); and Senior Executive Vice       Director of Quadriserv Inc.
                            President, The Bank of New York (financial and securities ser-     (technology products for
                            vices) (1986 - 2004)                                               securities lending industry)
----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (60)    President and Chief Executive Officer, Newbury, Piret & Company,   Director of New America
                            Inc. (investment banking firm)                                     High Income Fund, Inc.
                                                                                               (closed-end investment
                                                                                               company)
----------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (79)        Senior Counsel, Sullivan & Cromwell LLP (law firm)                 Director, The Swiss Helvetia
                                                                                               Fund, Inc. (closed-end
                                                                                               investment company)
----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (71)          President, John Winthrop & Co., Inc. (private investment firm)     None
----------------------------------------------------------------------------------------------------------------------------------

                         Pioneer Cullen Value Fund | Annual Report | 6/30/08
47

Fund Officers


                              Position Held        Term of Office and
Name, Age and Address       With the Fund          Length of Service
Dorothy E. Bourassa (60)     Secretary             Since 2004. Serves at
                                                   the discretion of the
                                                   Board
----------------------------------------------------------------------------------
Christopher J. Kelley (43)   Assistant Secretary   Since 2004. Serves at
                                                   the discretion of the
                                                   Board
----------------------------------------------------------------------------------
Mark E. Bradley (48)         Treasurer             Since March 2004.
                                                   Serves at the discretion
                                                   of the Board
----------------------------------------------------------------------------------
Luis I. Presutti (43)        Assistant Treasurer   Since 2004. Serves at
                                                   the discretion of the
                                                   Board
----------------------------------------------------------------------------------
Gary Sullivan (50)           Assistant Treasurer   Since 2004. Serves at
                                                   the discretion of the
                                                   Board
----------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
Name, Age and Address        Principal Occupation During Past Five Years                         Held by this Trustee
Dorothy E. Bourassa (60)     Secretary of PIM-USA; Senior Vice President - Legal of Pioneer;     None
                             Secretary/Clerk of most of PIM-USA's subsidiaries; and Secretary of all of the Pioneer Funds since September 2003 (Assistant
                             Secretary from November 2000 to September 2003)
------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (43)   Associate General Counsel of Pioneer since January 2008 and         None
                             Assistant Secretary of all of the Pioneer Funds since September
                             2003; Vice President and Senior Counsel of Pioneer from July
                             2002 to December 2007
------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (48)         Vice President - Fund Accounting, Administration and Controller-    None
                             ship Services of Pioneer; and Treasurer of all of the Pioneer
                             Funds since March 2008; Deputy Treasurer of Pioneer from
                             March 2004 to February 2008; Assistant Treasurer of all of the
                             Pioneer Funds from March 2004 to February 2008; and Treasurer and Senior Vice President, CDC IXIS Asset Management Services
                             from 2002 to 2003
------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (43)        Assistant Vice President - Fund Accounting, Administration and      None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (50)           Fund Accounting Manager - Fund Accounting, Administration and       None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------

48  Pioneer Cullen Value Fund | Annual Report | 6/30/08

                                                                                           Position Held
Name, Age and Address                                                                      With the Fund
Katherine Kim Sullivan (34)                                                                Assistant Treasurer
--------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)                                                                     Chief Compliance Officer
--------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredit S.p.A. ("UniCredit"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

                                                                                           Term of Office and
Name, Age and Address                                                                      Length of Service
Katherine Kim Sullivan (34)                                                                Since 2004. Serves at
                                                                                           the discretion of the
                                                                                           Board
--------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)                                                                     Since January 2007.
                                                                                           Serves at the discretion
                                                                                           of the Board
--------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredit S.p.A. ("UniCredit"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

                         Pioneer Cullen Value Fund | Annual Report | 6/30/08  49

                            This page for your notes.

50    Pioneer Cullen Value Fund | Annual Report | 6/30/08

                            This page for your notes.

                       Pioneer Cullen Value Fund | Annual Report | 6/30/08    51

                            This page for your notes.

52    Pioneer Cullen Value Fund | Annual Report | 6/30/08

How To Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,

new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: pioneerinvestments.com



Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the annual filing of its Form N-1A, totaled approximately $29,800 in 2008 and $28,715 in 2007.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no fees for audit-related services provided to the Fund during the fiscal years ended
June 30, 2008 and 2007.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $8,290 and $7,820 in 2008 and 2007, respectively.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

All Other Fees
There were no fees for other services
provided to the Fund during the fiscal years ended
June 30, 2008 and 2007.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.
For the years ended June 30, 2008 and 2007, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $8,290 in 2008 and $7,820 in 2007.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust III


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2008


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 29, 2008

* Print the name and title of each signing officer under his or her signature.